Allowance for Loan and Lease Losses Nonaccrual Status (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 167,277	$ 177,779	$ 208,836
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	150,040	179,908	408,096
Residential Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	65,080	71,658	51,250
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	0	0	0
Government insured pool buyouts
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	0	0	0
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	150,040	179,908	408,010
Commercial Loan
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	6,732	12,294	8,019
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	0	0	0
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	89,342	86,772	142,472
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	0	0	0
Lease financing receivables
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	1,295	2,385	3,755
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	0	0	86
Home Equity Line of Credit
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	4,256	4,251	2,420
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	0	0	0
Consumer And Credit Card
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	572	419	920
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	$ 0	$ 0	$ 0